Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	First Investors Tax Exempt Funds
Central Index Key	0000716792
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

First Investors Tax Exempt Income Fund
First Investors Tax Exempt Income Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Income Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Income Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.59%	[1]	0.59%	[1]	0.59%	[2]	0.59%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.11%	[1]	0.17%	[1]	0.23%	[2],[3]	0.09%	[2],[3]
Total Annual Fund Operating Expenses	1.00%	[1]	1.76%	[1]	0.82%	[2]	0.68%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	671	875	1,096	1,729
Class B	579	854	1,154	1,873
Advisor Class	84	262	455	1,014
Institutional Class	69	218	379	847

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	671	875	1,096	1,729
Class B	179	554	954	1,873
Advisor Class	84	262	455	1,014
Institutional Class	69	218	379	847

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal taxation, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.19% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.01% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Income Fund		1 Year	5 Years	10 Years
Class A	[1]	1.04%	4.22%	3.65%
Class B	[1]	2.62%	4.42%	3.67%
After Taxes on Distributions Class A	[1]	1.04%	4.22%	3.62%
After Taxes on Distributions and Sales Class A	[1]	2.06%	3.99%	3.63%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal taxation, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.19% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.01% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.19% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.01% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,096
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	875
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,096
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,729
Annual Return 2003	rr_AnnualReturn2003	4.50%
Annual Return 2004	rr_AnnualReturn2004	2.47%
Annual Return 2005	rr_AnnualReturn2005	1.72%
Annual Return 2006	rr_AnnualReturn2006	3.41%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	(0.73%)
Annual Return 2009	rr_AnnualReturn2009	10.36%
Annual Return 2010	rr_AnnualReturn2010	0.71%
Annual Return 2011	rr_AnnualReturn2011	10.32%
Annual Return 2012	rr_AnnualReturn2012	7.23%
1 Year	rr_AverageAnnualReturnYear01	1.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.65%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.62%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.06%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.99%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.63%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.76%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	579
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,873
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,873
1 Year	rr_AverageAnnualReturnYear01	2.62%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.67%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.59%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,014
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.59%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.68%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	218
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	379
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 847

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt Opportunities Fund
First Investors Tax Exempt Opportunities Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”) and, secondarily, total return.

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Opportunities Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Opportunities Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.15%	[1]	0.20%	[1]	0.25%	[2],[3]	0.11%	[2],[3]
Total Annual Fund Operating Expenses	1.05%	[1]	1.80%	[1]	0.85%	[2]	0.71%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	583	866	1,175	1,919
Advisor Class	87	271	471	1,049
Institutional Class	73	227	395	883

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	183	566	975	1,919
Advisor Class	87	271	471	1,049
Institutional Class	73	227	395	883

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return. The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund seeks total return through actively trading to take advantage of relative value opportunities in the municipal bond market.  As a result, the Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return and yield for the Fund.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal taxation, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.82% (for the quarter ended September 30, 2009) and the lowest quarterly return was -6.04% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Opportunities Fund		1 Year	5 Years	10 Years
Class A	[1]	2.63%	5.45%	4.77%
Class B	[1]	4.14%	5.65%	4.78%
After Taxes on Distributions Class A	[1]	2.53%	5.37%	4.71%
After Taxes on Distributions and Sales Class A	[1]	2.85%	4.98%	4.50%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”) and, secondarily, total return.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return. The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund seeks total return through actively trading to take advantage of relative value opportunities in the municipal bond market.  As a result, the Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return and yield for the Fund.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal taxation, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.82% (for the quarter ended September 30, 2009) and the lowest quarterly return was -6.04% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.82% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -6.04% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,784
Annual Return 2003	rr_AnnualReturn2003	5.04%
Annual Return 2004	rr_AnnualReturn2004	4.36%
Annual Return 2005	rr_AnnualReturn2005	3.77%
Annual Return 2006	rr_AnnualReturn2006	4.82%
Annual Return 2007	rr_AnnualReturn2007	2.49%
Annual Return 2008	rr_AnnualReturn2008	(0.98%)
Annual Return 2009	rr_AnnualReturn2009	14.02%
Annual Return 2010	rr_AnnualReturn2010	0.67%
Annual Return 2011	rr_AnnualReturn2011	11.76%
Annual Return 2012	rr_AnnualReturn2012	8.92%
1 Year	rr_AverageAnnualReturnYear01	2.63%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.45%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.77%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.37%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.71%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.85%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.98%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.50%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	583
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,919
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,919
1 Year	rr_AverageAnnualReturnYear01	4.14%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.65%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.78%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 883

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt California Fund
First Investors Tax Exempt California Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt California Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt California Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.16%	[1]	0.16%	[1]	0.27%	[2],[3]	0.13%	[2],[3]
Total Annual Fund Operating Expenses	1.06%	[1]	1.76%	[1]	0.87%	[2]	0.73%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt California Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	579	854	1,154	1,889
Advisor Class	89	278	482	1,073
Institutional Class	75	233	406	906

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt California Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	179	554	954	1,889
Advisor Class	89	278	482	1,073
Institutional Class	75	233	406	906

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of California.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of California.  Such securities include obligations issued by municipalities and other authorities in California and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect California’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.25% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt California Fund		1 Year	5 Years	10 Years
Class A	[1]	2.33%	4.47%	4.01%
Class B	[1]	3.75%	4.62%	4.01%
After Taxes on Distributions Class A	[1]	2.33%	4.46%	3.95%
After Taxes on Distributions and Sales Class A	[1]	2.74%	4.17%	3.84%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt California Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of California.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of California.  Such securities include obligations issued by municipalities and other authorities in California and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect California’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.25% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.25% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.76%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	579
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 Year	rr_AverageAnnualReturnYear01	3.75%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.62%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.01%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Annual Return 2003	rr_AnnualReturn2003	4.45%
Annual Return 2004	rr_AnnualReturn2004	3.96%
Annual Return 2005	rr_AnnualReturn2005	2.63%
Annual Return 2006	rr_AnnualReturn2006	4.16%
Annual Return 2007	rr_AnnualReturn2007	2.56%
Annual Return 2008	rr_AnnualReturn2008	(3.46%)
Annual Return 2009	rr_AnnualReturn2009	13.62%
Annual Return 2010	rr_AnnualReturn2010	0.50%
Annual Return 2011	rr_AnnualReturn2011	10.35%
Annual Return 2012	rr_AnnualReturn2012	8.53%
1 Year	rr_AverageAnnualReturnYear01	2.33%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.01%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.33%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.46%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.95%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.74%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.17%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.73%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 906

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt Connecticut Fund
First Investors Tax Exempt Connecticut Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Connecticut.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Connecticut Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Connecticut Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.15%	[1]	0.21%	[1]	0.28%	[2],[3]	0.14%	[2],[3]
Total Annual Fund Operating Expenses	1.05%	[1]	1.81%	[1]	0.88%	[2]	0.74%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Connecticut Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	584	869	1,180	1,927
Advisor Class	90	281	488	1,084
Institutional Class	76	237	411	918

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Connecticut Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	184	569	980	1,927
Advisor Class	90	281	488	1,084
Institutional Class	76	237	411	918

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Connecticut.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Connecticut.  Such securities include obligations issued by municipalities and other authorities in Connecticut and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Connecticut’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.37% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.08% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Connecticut Fund		1 Year	5 Years	10 Years
Class A	[1]	0.44%	4.20%	3.82%
Class B	[1]	1.78%	4.37%	3.82%
After Taxes on Distributions Class A	[1]	0.34%	4.18%	3.79%
After Taxes on Distributions and Sales Class A	[1]	1.56%	3.91%	3.69%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Connecticut Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Connecticut.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Connecticut.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Connecticut.  Such securities include obligations issued by municipalities and other authorities in Connecticut and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Connecticut’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.37% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.08% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.37% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.08% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,784
Annual Return 2003	rr_AnnualReturn2003	4.19%
Annual Return 2004	rr_AnnualReturn2004	3.76%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	3.83%
Annual Return 2007	rr_AnnualReturn2007	2.96%
Annual Return 2008	rr_AnnualReturn2008	(2.08%)
Annual Return 2009	rr_AnnualReturn2009	12.88%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Annual Return 2011	rr_AnnualReturn2011	10.45%
Annual Return 2012	rr_AnnualReturn2012	6.58%
1 Year	rr_AverageAnnualReturnYear01	0.44%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.20%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.82%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.34%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.18%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.79%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.56%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.91%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.69%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.81%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	584
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,927
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,927
1 Year	rr_AverageAnnualReturnYear01	1.78%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.37%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.82%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	281
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt Massachusetts Fund
First Investors Tax Exempt Massachusetts Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Massachusetts.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Massachusetts Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Massachusetts Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.19%	[1]	0.22%	[1]	0.31%	[2],[3]	0.17%	[2],[3]
Total Annual Fund Operating Expenses	1.09%	[1]	1.82%	[1]	0.91%	[2]	0.77%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Massachusetts Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	585	873	1,185	1,946
Advisor Class	93	290	504	1,120
Institutional Class	79	246	428	954

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Massachusetts Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	185	573	985	1,946
Advisor Class	93	290	504	1,120
Institutional Class	79	246	428	954

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Massachusetts.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Massachusetts.  Such securities include obligations issued by municipalities and other authorities in Massachusetts and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Massachusetts’ economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.67% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Massachusetts Fund		1 Year	5 Years	10 Years
Class A	[1]	0.87%	4.29%	3.76%
Class B	[1]	2.22%	4.45%	3.77%
After Taxes on Distributions Class A	[1]	0.78%	4.27%	3.71%
After Taxes on Distributions and Sales Class A	[1]	1.82%	4.00%	3.63%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Massachusetts Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Massachusetts.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Massachusetts.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Massachusetts.  Such securities include obligations issued by municipalities and other authorities in Massachusetts and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Massachusetts’ economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.67% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.67% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.09%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	902
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Annual Return 2003	rr_AnnualReturn2003	4.86%
Annual Return 2004	rr_AnnualReturn2004	2.74%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	3.42%
Annual Return 2007	rr_AnnualReturn2007	2.81%
Annual Return 2008	rr_AnnualReturn2008	(2.90%)
Annual Return 2009	rr_AnnualReturn2009	12.94%
Annual Return 2010	rr_AnnualReturn2010	0.35%
Annual Return 2011	rr_AnnualReturn2011	11.15%
Annual Return 2012	rr_AnnualReturn2012	7.05%
1 Year	rr_AverageAnnualReturnYear01	0.87%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.29%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.76%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.78%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.27%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.71%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.00%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.63%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.82%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,946
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946
1 Year	rr_AverageAnnualReturnYear01	2.22%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.77%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.91%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt Michigan Fund
First Investors Tax Exempt Michigan Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Michigan.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Michigan Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Michigan Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.20%	[1]	0.24%	[1]	0.32%	[2],[3]	0.18%	[2],[3]
Total Annual Fund Operating Expenses	1.10%	[1]	1.84%	[1]	0.92%	[2]	0.78%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Michigan Fund (USD $)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class B	587	879	1,195	1,965
Advisor Class	94	293	509	1,131
Institutional Class	80	249	433	966

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Michigan Fund (USD $)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class B	187	579	995	1,965
Advisor Class	94	293	509	1,131
Institutional Class	80	249	433	966

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Michigan.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Michigan.  Such securities include obligations issued by municipalities and other authorities in Michigan and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Michigan’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.49% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Michigan Fund		1 Year	5 Years	10 Years
Class A	[1]	1.07%	4.39%	3.78%
Class B	[1]	2.55%	4.58%	3.79%
After Taxes on Distributions Class A	[1]	1.03%	4.34%	3.71%
After Taxes on Distributions and Sales Class A	[1]	1.95%	4.09%	3.70%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Michigan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Michigan.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Michigan.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Michigan.  Such securities include obligations issued by municipalities and other authorities in Michigan and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Michigan’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.49% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.49% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	905
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,838
Annual Return 2003	rr_AnnualReturn2003	4.66%
Annual Return 2004	rr_AnnualReturn2004	2.25%
Annual Return 2005	rr_AnnualReturn2005	2.38%
Annual Return 2006	rr_AnnualReturn2006	3.68%
Annual Return 2007	rr_AnnualReturn2007	2.86%
Annual Return 2008	rr_AnnualReturn2008	(1.35%)
Annual Return 2009	rr_AnnualReturn2009	10.46%
Annual Return 2010	rr_AnnualReturn2010	1.07%
Annual Return 2011	rr_AnnualReturn2011	11.40%
Annual Return 2012	rr_AnnualReturn2012	7.24%
1 Year	rr_AverageAnnualReturnYear01	1.07%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.39%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.34%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.71%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.09%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.70%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.84%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	587
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965
1 Year	rr_AverageAnnualReturnYear01	2.55%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.58%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.79%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.78%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	249
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 966

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt Minnesota Fund
First Investors Tax Exempt Minnesota Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Minnesota.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Minnesota Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Minnesota Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.18%	[1]	0.34%	[1]	0.31%	[2],[3]	0.17%	[2],[3]
Total Annual Fund Operating Expenses	1.08%	[1]	1.94%	[1]	0.91%	[2]	0.77%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Minnesota Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	597	909	1,247	2,041
Advisor Class	93	290	504	1,120
Institutional Class	79	246	428	954

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Minnesota Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	197	609	1,047	2,041
Advisor Class	93	290	504	1,120
Institutional Class	79	246	428	954

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Minnesota.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Minnesota.  Such securities include obligations issued by municipalities and other authorities in Minnesota and may include, to a limited extent, investments in obligations issued by U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Minnesota’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 5.68% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.85% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Minnesota Fund		1 Year	5 Years	10 Years
Class A	[1]	0.52%	4.39%	3.96%
Class B		1.91%	4.58%	3.97%
After Taxes on Distributions Class A	[1]	0.52%	4.39%	3.96%
After Taxes on Distributions and Sales Class A	[1]	1.52%	4.08%	3.82%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Minnesota Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Minnesota.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Minnesota.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Minnesota.  Such securities include obligations issued by municipalities and other authorities in Minnesota and may include, to a limited extent, investments in obligations issued by U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Minnesota’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 5.68% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.85% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 5.68% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -4.85% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.85%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.08%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,816
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	899
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,816
Annual Return 2003	rr_AnnualReturn2003	4.91%
Annual Return 2004	rr_AnnualReturn2004	3.42%
Annual Return 2005	rr_AnnualReturn2005	2.13%
Annual Return 2006	rr_AnnualReturn2006	4.16%
Annual Return 2007	rr_AnnualReturn2007	3.02%
Annual Return 2008	rr_AnnualReturn2008	0.53%
Annual Return 2009	rr_AnnualReturn2009	10.16%
Annual Return 2010	rr_AnnualReturn2010	0.63%
Annual Return 2011	rr_AnnualReturn2011	10.74%
Annual Return 2012	rr_AnnualReturn2012	6.63%
1 Year	rr_AverageAnnualReturnYear01	0.52%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.39%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.96%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.52%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.39%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.96%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.52%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.08%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.82%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.94%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	597
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,041
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.91%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt New Jersey Fund
First Investors Tax Exempt New Jersey Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt New Jersey Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt New Jersey Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.13%	[1]	0.25%	[1]	0.26%	[2],[3]	0.12%	[2],[3]
Total Annual Fund Operating Expenses	1.03%	[1]	1.85%	[1]	0.86%	[2]	0.72%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt New Jersey Fund (USD $)	1 year	3 years	5 years	10 years
Class A	674	884	1,111	1,762
Class B	588	882	1,201	1,955
Advisor Class	88	274	477	1,061
Institutional Class	74	230	401	894

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt New Jersey Fund (USD $)	1 year	3 years	5 years	10 years
Class A	674	884	1,111	1,762
Class B	188	582	1,001	1,955
Advisor Class	88	274	477	1,061
Institutional Class	74	230	401	894

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New Jersey.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New Jersey.  Such securities include obligations issued by municipalities and other authorities in New Jersey and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect New Jersey’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.29% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.03% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt New Jersey Fund		1 Year	5 Years	10 Years
Class A	[1]	0.43%	4.48%	3.80%
Class B	[1]	1.77%	4.65%	3.80%
After Taxes on Distributions Class A	[1]	0.39%	4.47%	3.76%
After Taxes on Distributions and Sales Class A	[1]	1.61%	4.17%	3.67%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt New Jersey Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New Jersey.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New Jersey.  Such securities include obligations issued by municipalities and other authorities in New Jersey and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect New Jersey’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.29% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.03% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.29% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.03% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	674
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	884
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,762
Annual Return 2003	rr_AnnualReturn2003	4.28%
Annual Return 2004	rr_AnnualReturn2004	2.59%
Annual Return 2005	rr_AnnualReturn2005	2.39%
Annual Return 2006	rr_AnnualReturn2006	3.57%
Annual Return 2007	rr_AnnualReturn2007	2.82%
Annual Return 2008	rr_AnnualReturn2008	(0.92%)
Annual Return 2009	rr_AnnualReturn2009	12.63%
Annual Return 2010	rr_AnnualReturn2010	0.44%
Annual Return 2011	rr_AnnualReturn2011	10.60%
Annual Return 2012	rr_AnnualReturn2012	6.52%
1 Year	rr_AverageAnnualReturnYear01	0.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.48%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.80%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.76%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.61%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.17%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.67%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	588
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	1.77%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.80%	[1]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	74
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	230
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	401
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	894
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt New York Fund
First Investors Tax Exempt New York Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt New York Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt New York Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.11%	[1]	0.18%	[1]	0.24%	[2],[3]	0.10%	[2],[3]
Total Annual Fund Operating Expenses	1.01%	[1]	1.78%	[1]	0.84%	[2]	0.70%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt New York Fund (USD $)	1 year	3 years	5 years	10 years
Class A	672	878	1,101	1,740
Class B	581	860	1,164	1,892
Advisor Class	86	268	466	1,037
Institutional Class	72	224	390	871

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt New York Fund (USD $)	1 year	3 years	5 years	10 years
Class A	672	878	1,101	1,740
Class B	181	560	964	1,892
Advisor Class	86	268	466	1,037
Institutional Class	72	224	390	871

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New York.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New York.  Such securities include obligations issued by municipalities and other authorities in New York and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect New York’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.89% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.11% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt New York Fund		1 Year	5 Years	10 Years
Class A	[1]	0.45%	4.22%	3.65%
Class B	[1]	1.84%	4.39%	3.66%
After Taxes on Distributions Class A	[1]	0.45%	4.22%	3.64%
After Taxes on Distributions and Sales Class A	[1]	1.58%	3.96%	3.55%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt New York Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New York.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New York.  Such securities include obligations issued by municipalities and other authorities in New York and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect New York’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.89% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.11% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.89% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.11% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.11%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	878
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,740
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	672
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	878
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,740
Annual Return 2003	rr_AnnualReturn2003	4.37%
Annual Return 2004	rr_AnnualReturn2004	2.44%
Annual Return 2005	rr_AnnualReturn2005	2.16%
Annual Return 2006	rr_AnnualReturn2006	3.55%
Annual Return 2007	rr_AnnualReturn2007	2.87%
Annual Return 2008	rr_AnnualReturn2008	(1.42%)
Annual Return 2009	rr_AnnualReturn2009	11.52%
Annual Return 2010	rr_AnnualReturn2010	0.79%
Annual Return 2011	rr_AnnualReturn2011	10.54%
Annual Return 2012	rr_AnnualReturn2012	6.55%
1 Year	rr_AverageAnnualReturnYear01	0.45%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.65%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.45%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.64%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.96%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.55%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.78%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	581
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	860
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,892
1 Year	rr_AverageAnnualReturnYear01	1.84%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.39%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.66%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 871

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt North Carolina Fund
First Investors Tax Exempt North Carolina Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of North Carolina.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt North Carolina Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt North Carolina Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.15%	[1]	0.25%	[1]	0.29%	[2],[3]	0.15%	[2],[3]
Total Annual Fund Operating Expenses	1.05%	[1]	1.85%	[1]	0.89%	[2]	0.75%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt North Carolina Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	588	882	1,201	1,960
Advisor Class	91	284	493	1,096
Institutional Class	77	240	417	930

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt North Carolina Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	188	582	1,001	1,960
Advisor Class	91	284	493	1,096
Institutional Class	77	240	417	930

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of North Carolina.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of North Carolina.  Such securities include obligations issued by municipalities and other authorities in North Carolina and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect North Carolina’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.98% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.76% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt North Carolina Fund		1 Year	5 Years	10 Years
Class A	[1]	0.53%	4.64%	4.11%
Class B	[1]	1.84%	4.82%	4.12%
After Taxes on Distributions Class A	[1]	0.53%	4.63%	4.09%
After Taxes on Distributions and Sales Class A	[1]	1.59%	4.31%	3.95%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt North Carolina Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of North Carolina.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of North Carolina.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of North Carolina.  Such securities include obligations issued by municipalities and other authorities in North Carolina and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect North Carolina’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.98% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.76% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.98% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.76% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.76%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,784
Annual Return 2003	rr_AnnualReturn2003	5.11%
Annual Return 2004	rr_AnnualReturn2004	3.18%
Annual Return 2005	rr_AnnualReturn2005	2.62%
Annual Return 2006	rr_AnnualReturn2006	4.20%
Annual Return 2007	rr_AnnualReturn2007	2.89%
Annual Return 2008	rr_AnnualReturn2008	(0.67%)
Annual Return 2009	rr_AnnualReturn2009	12.28%
Annual Return 2010	rr_AnnualReturn2010	0.74%
Annual Return 2011	rr_AnnualReturn2011	11.08%
Annual Return 2012	rr_AnnualReturn2012	6.63%
1 Year	rr_AverageAnnualReturnYear01	0.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.11%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.63%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.09%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.59%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.31%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.95%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	588
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,960
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,960
1 Year	rr_AverageAnnualReturnYear01	1.84%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.82%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt Ohio Fund
First Investors Tax Exempt Ohio Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Ohio.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Ohio Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Ohio Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.18%	[1]	0.26%	[1]	0.30%	[2],[3]	0.16%	[2],[3]
Total Annual Fund Operating Expenses	1.08%	[1]	1.86%	[1]	0.90%	[2]	0.76%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Ohio Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	589	885	1,206	1,976
Advisor Class	92	287	498	1,108
Institutional Class	78	243	422	942

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Ohio Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	189	585	1,006	1,976
Advisor Class	92	287	498	1,108
Institutional Class	78	243	422	942

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Ohio.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Ohio.  Such securities include obligations issued by municipalities and other authorities in Ohio and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Ohio’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.45% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Ohio Fund		1 Year	5 Years	10 Years
Class A	[1]	0.23%	4.03%	3.69%
Class B	[1]	1.57%	4.20%	3.70%
After Taxes on Distributions Class A	[1]	0.21%	4.00%	3.66%
After Taxes on Distributions and Sales Class A	[1]	1.39%	3.79%	3.60%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Ohio Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Ohio.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Ohio.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Ohio.  Such securities include obligations issued by municipalities and other authorities in Ohio and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Ohio’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.45% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.45% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.08%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,816
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	899
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,816
Annual Return 2003	rr_AnnualReturn2003	4.82%
Annual Return 2004	rr_AnnualReturn2004	2.63%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	3.86%
Annual Return 2007	rr_AnnualReturn2007	3.42%
Annual Return 2008	rr_AnnualReturn2008	0.11%
Annual Return 2009	rr_AnnualReturn2009	10.33%
Annual Return 2010	rr_AnnualReturn2010	0.84%
Annual Return 2011	rr_AnnualReturn2011	9.18%
Annual Return 2012	rr_AnnualReturn2012	6.32%
1 Year	rr_AverageAnnualReturnYear01	0.23%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.69%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.00%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.66%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.60%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.86%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	589
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
1 Year	rr_AverageAnnualReturnYear01	1.57%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.20%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.70%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.76%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 942

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt Oregon Fund
First Investors Tax Exempt Oregon Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Oregon Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Oregon Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.15%	[1]	0.22%	[1]	0.27%	[2],[3]	0.13%	[2],[3]
Total Annual Fund Operating Expenses	1.05%	[1]	1.82%	[1]	0.87%	[2]	0.73%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Oregon Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	585	873	1,185	1,935
Advisor Class	89	278	482	1,073
Institutional Class	75	233	406	906

Expense Example No Redemption First Investors Tax Exempt Oregon Fund (USD $)	1 year	3 years	5 years	10 years
Class A	676	890	1,121	1,784
Class B	185	573	985	1,935
Advisor Class	89	278	482	1,073
Institutional Class	75	233	406	906

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Oregon.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Oregon.  Such securities include obligations issued by municipalities and other authorities in Oregon and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Oregon’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling  1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.51% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.78% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Oregon Fund		1 Year	5 Years	10 Years
Class A	[1]	0.41%	4.61%	3.96%
Class B	[1]	1.81%	4.79%	3.98%
After Taxes on Distributions Class A	[1]	0.41%	4.60%	3.95%
After Taxes on Distributions and Sales Class A	[1]	1.37%	4.27%	3.80%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Oregon Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Oregon.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Oregon.  Such securities include obligations issued by municipalities and other authorities in Oregon and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Oregon’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling  1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.51% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.78% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.51% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.78% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,784
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	2.78%
Annual Return 2005	rr_AnnualReturn2005	2.54%
Annual Return 2006	rr_AnnualReturn2006	4.04%
Annual Return 2007	rr_AnnualReturn2007	2.63%
Annual Return 2008	rr_AnnualReturn2008	(1.26%)
Annual Return 2009	rr_AnnualReturn2009	12.91%
Annual Return 2010	rr_AnnualReturn2010	0.58%
Annual Return 2011	rr_AnnualReturn2011	11.24%
Annual Return 2012	rr_AnnualReturn2012	6.51%
1 Year	rr_AverageAnnualReturnYear01	0.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.61%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.96%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.60%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.95%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.27%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.80%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.82%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,935
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,935
1 Year	rr_AverageAnnualReturnYear01	1.81%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.79%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.98%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.73%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 906

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt Pennsylvania Fund
First Investors Tax Exempt Pennsylvania Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Pennsylvania.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Pennsylvania Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Pennsylvania Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.16%	[1]	0.29%	[1]	0.28%	[2],[3]	0.14%	[2],[3]
Total Annual Fund Operating Expenses	1.06%	[1]	1.89%	[1]	0.88%	[2]	0.74%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Pennsylvania Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	592	894	1,221	1,995
Advisor Class	90	281	488	1,084
Institutional Class	76	237	411	918

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Pennsylvania Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	192	594	1,021	1,995
Advisor Class	90	281	488	1,084
Institutional Class	76	237	411	918

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Pennsylvania.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Pennsylvania.  Such securities include obligations issued by municipalities and other authorities in Pennsylvania and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Pennsylvania’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.20% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.57% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Pennsylvania Fund		1 Year	5 Years	10 Years
Class A	[1]	1.39%	4.69%	3.92%
Class B	[1]	2.88%	4.87%	3.93%
After Taxes on Distributions Class A	[1]	1.37%	4.66%	3.87%
After Taxes on Distributions and Sales Class A	[1]	2.26%	4.36%	3.78%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Pennsylvania Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Pennsylvania.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Pennsylvania.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Pennsylvania.  Such securities include obligations issued by municipalities and other authorities in Pennsylvania and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Pennsylvania’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.20% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.57% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.20% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -4.57% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Annual Return 2003	rr_AnnualReturn2003	4.17%
Annual Return 2004	rr_AnnualReturn2004	2.35%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	3.94%
Annual Return 2007	rr_AnnualReturn2007	3.05%
Annual Return 2008	rr_AnnualReturn2008	0.25%
Annual Return 2009	rr_AnnualReturn2009	10.50%
Annual Return 2010	rr_AnnualReturn2010	1.24%
Annual Return 2011	rr_AnnualReturn2011	10.64%
Annual Return 2012	rr_AnnualReturn2012	7.56%
1 Year	rr_AverageAnnualReturnYear01	1.39%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.92%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.87%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.36%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	592
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,995
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,995
1 Year	rr_AverageAnnualReturnYear01	2.88%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.87%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.93%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	281
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

First Investors Tax Exempt Virginia Fund
First Investors Tax Exempt Virginia Fund
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Virginia.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Virginia Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Virginia Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.60%	[1]	0.60%	[1]	0.60%	[2]	0.60%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.16%	[1]	0.21%	[1]	0.28%	[2],[3]	0.14%	[2],[3]
Total Annual Fund Operating Expenses	1.06%	[1]	1.81%	[1]	0.88%	[2]	0.74%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Virginia Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	584	869	1,180	1,930
Advisor Class	90	281	488	1,084
Institutional Class	76	237	411	918

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Virginia Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	184	569	980	1,930
Advisor Class	90	281	488	1,084
Institutional Class	76	237	411	918

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Virginia.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Virginia.  Such securities include obligations issued by municipalities and other authorities in Virginia and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Virginia’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.33% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.13% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Tax Exempt Virginia Fund		1 Year	5 Years	10 Years
Class A	[1]	(0.19%)	4.06%	3.65%
Class B	[1]	1.15%	4.22%	3.67%
After Taxes on Distributions Class A	[1]	(0.19%)	4.06%	3.62%
After Taxes on Distributions and Sales Class A	[1]	1.04%	3.80%	3.55%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	[1]	7.26%	6.03%	5.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Virginia Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Virginia.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 81 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Virginia.  However, the Fund typically attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Virginia.  Such securities include obligations issued by municipalities and other authorities in Virginia and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Virginia’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.33% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.13% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.33% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -4.13% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Annual Return 2003	rr_AnnualReturn2003	4.62%
Annual Return 2004	rr_AnnualReturn2004	2.78%
Annual Return 2005	rr_AnnualReturn2005	2.33%
Annual Return 2006	rr_AnnualReturn2006	3.95%
Annual Return 2007	rr_AnnualReturn2007	2.62%
Annual Return 2008	rr_AnnualReturn2008	(0.72%)
Annual Return 2009	rr_AnnualReturn2009	10.42%
Annual Return 2010	rr_AnnualReturn2010	1.25%
Annual Return 2011	rr_AnnualReturn2011	10.11%
Annual Return 2012	rr_AnnualReturn2012	5.92%
1 Year	rr_AverageAnnualReturnYear01	(0.19%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.06%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.65%	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.19%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.06%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.62%	[1]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.80%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.55%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.81%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	584
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,930
1 Year	rr_AverageAnnualReturnYear01	1.15%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.67%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	281
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least May 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014, only with the approval of the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013